UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [   ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ramius Capital Group LLC
Address: 666 Third Avenue, 26th Floor
         New York, NY  10017

13F File Number:  28-06309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marran H. Ogilvie
Title:     General Counsel
Phone:     212-845-7909

Signature, Place, and Date of Signing:

      /s/ Marran H. Ogilvie     New York, NY     June 01, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     3

Form13F Information Table Value Total:     $31,771 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    28-10676                      Ramius Securities, LLC
2    28-10674                      Ramius Advisors, LLC

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
DORAL FINL CORP                COM              25811P100    19523  1690341 SH       SOLE                  1690341        0        0
DORAL FINL CORP                COM              25811P100     4669   404215 SH       DEFINED 1              404215        0        0
DORAL FINL CORP                COM              25811P100     7579   656227 SH       DEFINED 2              656227        0        0